Employee Benefit Plans - Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended																		3 Months Ended		12 Months Ended
	Dec. 31, 2013 Domestic Pension Benefits		Dec. 31, 2012 Domestic Pension Benefits		Dec. 31, 2011 Domestic Pension Benefits		Dec. 31, 2013 Foreign Pension Benefits		Dec. 31, 2012 Foreign Pension Benefits		Dec. 31, 2011 Foreign Pension Benefits		Dec. 31, 2013 Domestic Healthcare Benefits		Dec. 31, 2012 Domestic Healthcare Benefits		Dec. 31, 2011 Domestic Healthcare Benefits		Mar. 31, 2012 Foreign Healthcare Benefits		Dec. 31, 2013 Foreign Healthcare Benefits		Dec. 31, 2012 Foreign Healthcare Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate (percent)	4.99%		4.25%				4.29%		4.49%				4.99%		4.25%						4.21%		4.50%
Rate of compensation increase (percent)	3.00%		3.00%				3.71%		3.49%				3.00%		3.00%
Change in benefit obligation
Benefit obligation at beginning of period	$ (4,093)	[1]	$ (3,639)	[1]			$ (880)	[1]	$ (684)	[1]			$ (226)	[1]	$ (288)	[1]			$ (4)	[1]	$ (6)	[1]
Service cost	(63)	[1]	(59)	[1]	(64)		(36)	[1]	(32)	[1]	(33)		(2)	[1]	(2)	[1]	(2)
Interest cost	(170)	[1]	(169)	[1]	(174)		(38)	[1]	(35)	[1]	(36)		(9)	[1]	(12)	[1]	(13)
Employee contributions							(1)	[1]	(1)	[1]
Amendments							(2)	[1]					0	[1]	98	[1]
Actuarial gain (loss)	443	[1]	(378)	[1]			(66)	[1]	(105)	[1]			(5)	[1]	(43)	[1]			1	[1]	0	[1]
(Acquisitions) divestitures							1	[1]	(12)	[1]									(3)	[1]	0	[1]
Curtailments			0	[1]
Benefits paid	171	[1]	152	[1]			21	[1]	16	[1]			18	[1]	21	[1]
Foreign exchange adjustment							(20)	[1]	(27)	[1]											(1)	[1]
Benefit obligation at end of period	(3,712)	[1]	(4,093)	[1]	(3,639)	[1]	(1,021)	[1]	(880)	[1]	(684)	[1]	(224)	[1]	(226)	[1]	(288)	[1]			(7)	[1]
Change in fair value of plan assets
Fair value at beginning of period	4,278		3,529				782		681				78		73
Actual return on plan assets	589		487				107		60				8		5
Employer contributions	25		414				43		26				18		21
Employee contributions							1	[1]	1	[1]
Acquisitions (divestitures)							(1)
Benefit payments	(171)	[1]	(152)	[1]			(21)	[1]	(16)	[1]			(18)	[1]	(21)	[1]
Foreign exchange adjustment							19		30
Fair value at end of period	4,721		4,278		3,529		930		782		681		86		78		73
Funded status at end of period	1,009		185				(91)		(98)				(138)		(148)						(7)		(6)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	1,174		2,122				256		266				150		159						(1)		(1)
Prior service cost (credit)	(46)		(62)				5		3				(89)		(99)
Net initial obligation (asset)															0
Total (before tax effects)	$ 1,128		$ 2,060				$ 261		$ 269				$ 61		$ 60						$ (1)		$ (1)

[1]	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.